Deposits, Part 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of interest expense [Abstract]
Passbook savings accounts	$ 5	$ 7
Statement savings accounts	21	26
eSavings accounts	103	66
Certificate of deposit accounts	1,511	1,502
Interest expense on deposits	$ 1,640	$ 1,601